Commitments and Contingencies - Schedule of Future Annual Minimum Operating Lease Obligations (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
2021	$ 122,267
2022	166,180	$ 162,135
2023	170,322	166,180
2024	174,575	170,322
2025	148,870	174,575
Future annual minimum lease obligations	$ 782,214	$ 822,082